Document and Entity Information	6 Months Ended
Jun. 30, 2023
Entity Information
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Registrant Name	BIT Mining Limited
Entity Central Index Key	0001517496
Current Fiscal Year End Date	--12-31